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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2006
          Check here if Amendment [_] Amendment Number: ____________

                       This Amendment (Check only one):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
--------------------------
(Signature)
Birmingham, AL
August 14, 2006

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:

   $ 273,432 (thousands)

List of Other Included Managers: None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

    Column 1      Column 2 Column 3  Column 4          Column 5           Column 6  Column 7          Column 8
    --------      -------- --------- ---------         --------          ---------- --------      ----------------
    Name of       Title of             Value   Shrs or                   Investment  Other        Voting authority
     Issuer        Class    CUSIP    (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared      None
    -------       -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
Ambac Finl
  Group,
  Inc............  Common  023139108   5,920    73,000    SH                Sole              X
Bank of
  America
  Corp...........  Common  060505104   1,720    35,760    SH                Sole              X
Deere &
  Company........  Common  244199105   2,254    27,000    SH                Sole              X
Indymac
  Bancorp,
  Inc............  Common  456607100   2,774    60,500    SH                Sole              X
MBIA, Inc........  Common  55262C100   9,591   163,800    SH                Sole              X
M/I
  Schottenstein
  Homes,
  Inc............  Common  55305B101   2,456    70,000    SH                Sole              X
Old Rep Intl
  Corp...........  Common  680223104   3,112   145,625    SH                Sole              X
Zales Corp
  New............  Common  988858106   1,024    42,500    SH                Sole              X
Torchmark
  Corp...........  Common  891027104   3,886    64,000    SH                Sole              X
Fresh Del
  Monte
  Produce
  Inc............  Common  G36738105  10,576   612,400    SH                Sole              X
General
  Maritime
  Corp...........  Common  Y2692M103  11,088   300,000    SH                Sole              X
Anadarko
  Petroleum
  Corp...........  Common  032511107  14,116   296,000    SH                Sole              X
Delta Apparel
  Inc............  Common  247368103   1,256    73,300    SH                Sole              X
Argonaut
  Group,
  Inc............  Common  040157109     489    16,289    SH                Sole              X
Allstate
  Corp...........  Common  020002101  10,700   195,500    SH                Sole              X
MGIC Invt.
  Corp.
  Wis............  Common  552848109  16,172   248,800    SH                Sole              X
Steel Dynamics
  Inc............  Common  858119100   4,733    72,000    SH                Sole              X
CIT Group
  Inc............  Common  125581108  10,040   192,000    SH                Sole              X
Pilgrims Price
  Corp...........  Common  721467108   1,006    39,000    SH                Sole              X
US Bancorp.......  Common  902973304   6,670   216,000    SH                Sole              X
Cummins
  Inc............  Common  231021106   8,252    67,500    SH                Sole              X
Dow Chemical
  Co.............  Common  260543103   2,108    54,000    SH                Sole              X
PMI Group Inc.
  (The)..........  Common  69344M101   1,917    43,000    SH                Sole              X
Premium
  Standard
  Farms Inc......  Common  74060C105     836    51,500    SH                Sole              X
Radian Group
  Inc............  Common  750236101   9,761   158,000    SH                Sole              X
Safeco Corp......  Common  786429100   7,382   131,000    SH                Sole              X
Sanderson
  Farms Inc......  Common  800013104   1,330    47,500    SH                Sole              X
Westlake
  Chemical
  Corp...........  Common  960413102   3,263   109,500    SH                Sole              X
NS Group
  Inc............  Common  628916108  82,000      4517    SH                Sole              X
Watson
  Pharmaceuticals
  Inc............  Common  942683103  37,000       861    SH                Sole              X